Financing Receivables (Details 5) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Gross recorded investment for each class of receivables, by credit quality indicator
Total	$ 19,945	$ 22,332
Major Markets
Gross recorded investment for each class of receivables, by credit quality indicator
Total	15,256	15,751
Growth Markets
Gross recorded investment for each class of receivables, by credit quality indicator
Total	4,689	6,581
Lease receivables
Gross recorded investment for each class of receivables, by credit quality indicator
Total	7,041	7,645
Lease receivables | Major Markets
Gross recorded investment for each class of receivables, by credit quality indicator
Total	5,517	5,702
Lease receivables | Major Markets | Aaa - Aa3
Gross recorded investment for each class of receivables, by credit quality indicator
Total	538	563
Lease receivables | Major Markets | A1 - A3
Gross recorded investment for each class of receivables, by credit quality indicator
Total	1,324	1,384
Lease receivables | Major Markets | Baa1 - Baa3
Gross recorded investment for each class of receivables, by credit quality indicator
Total	1,493	1,704
Lease receivables | Major Markets | Ba1 - Ba2
Gross recorded investment for each class of receivables, by credit quality indicator
Total	1,214	1,154
Lease receivables | Major Markets | Ba3 - B1
Gross recorded investment for each class of receivables, by credit quality indicator
Total	513	470
Lease receivables | Major Markets | B2 - B3
Gross recorded investment for each class of receivables, by credit quality indicator
Total	403	372
Lease receivables | Major Markets | Caa - D
Gross recorded investment for each class of receivables, by credit quality indicator
Total	33	55
Lease receivables | Growth Markets
Gross recorded investment for each class of receivables, by credit quality indicator
Total	1,524	1,943
Lease receivables | Growth Markets | Aaa - Aa3
Gross recorded investment for each class of receivables, by credit quality indicator
Total	39	46
Lease receivables | Growth Markets | A1 - A3
Gross recorded investment for each class of receivables, by credit quality indicator
Total	162	178
Lease receivables | Growth Markets | Baa1 - Baa3
Gross recorded investment for each class of receivables, by credit quality indicator
Total	392	900
Lease receivables | Growth Markets | Ba1 - Ba2
Gross recorded investment for each class of receivables, by credit quality indicator
Total	352	272
Lease receivables | Growth Markets | Ba3 - B1
Gross recorded investment for each class of receivables, by credit quality indicator
Total	277	286
Lease receivables | Growth Markets | B2 - B3
Gross recorded investment for each class of receivables, by credit quality indicator
Total	215	176
Lease receivables | Growth Markets | Caa - D
Gross recorded investment for each class of receivables, by credit quality indicator
Total	87	85
Loan receivables
Gross recorded investment for each class of receivables, by credit quality indicator
Total	12,904	14,687
Loan receivables | Major Markets
Gross recorded investment for each class of receivables, by credit quality indicator
Total	9,739	10,049
Loan receivables | Major Markets | Aaa - Aa3
Gross recorded investment for each class of receivables, by credit quality indicator
Total	949	993
Loan receivables | Major Markets | A1 - A3
Gross recorded investment for each class of receivables, by credit quality indicator
Total	2,338	2,438
Loan receivables | Major Markets | Baa1 - Baa3
Gross recorded investment for each class of receivables, by credit quality indicator
Total	2,635	3,003
Loan receivables | Major Markets | Ba1 - Ba2
Gross recorded investment for each class of receivables, by credit quality indicator
Total	2,143	2,034
Loan receivables | Major Markets | Ba3 - B1
Gross recorded investment for each class of receivables, by credit quality indicator
Total	905	827
Loan receivables | Major Markets | B2 - B3
Gross recorded investment for each class of receivables, by credit quality indicator
Total	711	655
Loan receivables | Major Markets | Caa - D
Gross recorded investment for each class of receivables, by credit quality indicator
Total	59	98
Loan receivables | Growth Markets
Gross recorded investment for each class of receivables, by credit quality indicator
Total	3,165	4,639
Loan receivables | Growth Markets | Aaa - Aa3
Gross recorded investment for each class of receivables, by credit quality indicator
Total	80	110
Loan receivables | Growth Markets | A1 - A3
Gross recorded investment for each class of receivables, by credit quality indicator
Total	336	425
Loan receivables | Growth Markets | Baa1 - Baa3
Gross recorded investment for each class of receivables, by credit quality indicator
Total	813	2,148
Loan receivables | Growth Markets | Ba1 - Ba2
Gross recorded investment for each class of receivables, by credit quality indicator
Total	732	649
Loan receivables | Growth Markets | Ba3 - B1
Gross recorded investment for each class of receivables, by credit quality indicator
Total	576	683
Loan receivables | Growth Markets | B2 - B3
Gross recorded investment for each class of receivables, by credit quality indicator
Total	447	420
Loan receivables | Growth Markets | Caa - D
Gross recorded investment for each class of receivables, by credit quality indicator
Total	$ 181	$ 203